Long-term incentive plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term Incentive Plan
Expenses related to long term benefit plan	R$ 32,424	R$ 47,815